CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Revenue:
Retail merchandise sales	$ 98,708	$ 81,770
Pawn loan fees	47,638	43,151
Consumer loan and credit services fees	9,784	11,767
Wholesale scrap jewelry revenue	13,647	23,224
Total revenue	169,777	159,912
Cost of revenue:
Cost of retail merchandise sold	60,490	48,039
Consumer loan and credit services loss provision	1,743	2,109
Cost of wholesale scrap jewelry sold	11,088	18,504
Total cost of revenue	73,321	68,652
Net revenue	96,456	91,260
Expenses and other income:
Store operating expenses	48,492	42,805
Administrative expenses	13,329	13,092
Depreciation and amortization	4,272	3,625
Interest expense	1,436	719
Interest income	(81)	(147)
Total expenses and other income	67,448	60,094
Income from continuing operations before income taxes	29,008	31,166
Provision for income taxes	6,054	10,986
Income from continuing operations	22,954	20,180
Income (loss) from discontinued operations, net of tax	(272)	84
Net income	$ 22,682	$ 20,264
Basic income per share:
Income from continuing operations (basic) (in dollars per share)	$ 0.79	$ 0.69
Income from discontinued operations (basic) (in dollars per share)	$ (0.01)	$ 0.00
Net income per basic share (in dollars per share)	$ 0.78	$ 0.69
Diluted income per share:
Income from continuing operations (diluted) (in dollars per share)	$ 0.78	$ 0.68
Income from discontinued operations (diluted) (in dollars per share)	$ (0.01)	$ 0.00
Net income per diluted share (in dollars per share)	$ 0.77	$ 0.68